Provisions	12 Months Ended
Dec. 31, 2017
Disclosure of provisions [Line Items]
Disclosure of provisions [text block]
15.	Provisions

(a)	This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)

Provision for closure of mining units and exploration projects (b)	200,183	206,462
Provision for obligations with communities (c)	19,376	4,710
Provision for environmental liabilities	5,534	7,324
Provision for safety contingencies	3,898	2,807
Provision for labor contingencies	2,963	3,395
Workers’ profit sharing payable	3,569	8,398
Board of Directors’ participation	1,273	1,140
Provision for environmental contingencies	1,233	753
Other provisions	3,695	1,703

	241,724	236,692

Classification by maturity:
Current portion	76,847	62,502
Non-current portion	164,877	174,190

	241,724	236,692

(b)	Provision for closure of mining units and exploration projects -
The table below presents the movement of the provision for closure of mining units and exploration projects:

	2017	2016
	US$(000)	US$(000)

Beginning balance	206,462	166,403
Transfer of units held for sale	-	15,851
Sale of mining units, note 1(e)	(11,770)	-

Changes and additions in estimates:
Discontinued mining units, note 1(e)	12,701	3,365
Continuing mining units, note 11(a)	10,594	34,532
Exploration projects	891	-

Accretion expense:
Discontinued operations, note 1(e)	215	970
Continuing mining units, note 26(a)	4,382	4,116

Disbursements	(23,292)	(18,775)

Final balance	200,183	206,462

Classification by maturity:
Current portion	39,826	37,405
Non-current portion	160,357	169,057

	200,183	206,462

The provision for closure of mining units and exploration projects represents the present value of the closure costs that are expected to be incurred between the years 2018 and 2041. These estimates are based on studies prepared by independent advisers that meet the environmental regulations in effect.

The provision for closure of mining units and exploration projects corresponds mostly to activities that must be carried out for restoring the mining units and areas affected by operation and production activities. The principal works to be performed correspond to earthworks, re-vegetation efforts and dismantling of the plants. Closure budgets are reviewed regularly to take into account any significant change in the studies conducted. Nevertheless, the closure costs of mining units will depend on the market prices for the closure works required, which would reflect future economic conditions. Also, the time when the disbursements will be made depends on the useful life of the mine, which will be based on future metals prices.

As of December 31, 2017, the future value of the provision for closure of mining units and exploration projects was US$230.9 million, which has been discounted using annual risk-free rates from minimums of 0.27 and 0.60 to a maximum of 3.55 percent in periods of 1 to 24 years, resulting in an updated liability of US$200.2 million (US$206.5 million as of December 31, 2016). The Group believes that this liability is sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines.

As of December 31, 2017, the Group has constituted letters of credit in favor of the Ministry of Energy and Mines for US$109.6 million (US$117.7 million as of December 31, 2016) to secure current mine closure plans of its mining units and exploration projects up to date.

(c)	The provisions for obligations with the communities increased by US$14.6 million, mainly due to the negotiations made by the Company in its operating units.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of provisions [Line Items]
Disclosure of provisions [text block]
12.	Provisions

(a)	This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)

Provision for closure of mining units and exploration projects (b)	1,234,731	1,012,888
Provision of social responsability	21,689	24,335
Workers’ profit sharing payable (c)	1,733	13,005
Accrual of operating costs	15,064	19,650
Other provisions	3,243	23,809
	1,276,460	1,093,687

Classification by maturity:
Current portion	39,495	68,662
Non-current portion	1,236,965	1,025,025
	1,276,460	1,093,687

(b)	Provision for closure of mining units and explorations projects -
The Company's mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. The Company conducts its operations so as to protect the public health and environment and believes its operations are in compliance with all applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements.

The liability for reclamation or the Asset retirement obligation (“ARO”) comprises activities carried out by the Company in the restoration of mines and adjacent areas in the completion stage of the gold extraction process. Such activities include the restoration of mining locations, water treatment plant operations, as well as reforestation and land treatments.

The movement of the ARO for 2017, 2016 and 2015 is broken down as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Opening balance	1,012,888	578,959	557,457
Additional provisions	221,450	430,292	10,434
Payments	(21,376)	(10,467)	(11,007)
Unwinding of discount, note 19	21,769	14,104	22,075
Final balance	1,234,731	1,012,888	578,959

Classification by maturity
Current portion	19,455	15,636	6,698
Non-current portion	1,215,276	997,252	572,261
	1,234,731	1,012,888	578,959

In December 2016, the Company completed a comprehensive study of the Yanacocha long-term mining and closure plans as part of the requirement to submit an updated closure plan to Peruvian regulators every five years. As a result, the Company recorded an increase to the reclamation obligation at Yanacocha of US$430 million. The increase to the reclamation obligation resulted in an increase to the recorded asset retirement cost asset of US$352 million related to the producing portions of the mine (note 10) and a non-cash charge to reclamation expense for the year ended December 31, 2016 of US$78 million related to the areas of Yanacocha’s operations no longer in production. The increase to the reclamation obligation was primarily due to higher estimated long-term water management costs, heap leach earthworks and related support activities.

There were minimal changes to the updated closure plan in 2017 prior to submitting to Peruvian regulators in September 2017. The regulators completed their review and approved the updated closure plan in November 2017.

As of December 31, 2017, the Company recorded an increase to the reclamation at Yanacocha of US$206 million. The increase to the reclamation obligation resulted in an increase to the recorded asset retirement cost asset of US$97 million related to the producing portions of the mine and a non-cash charge to reclamation expense for the year ended December 31, 2017 of US$109 million related to the areas of Yanacocha’s operations no longer in production. The increase to the reclamation obligation is mainly due to a decrease in the market-based discount rate compared to last year. The discount rates used in the calculation of the provision as at 31 December 2017 are between 0.3% to 2.9% (2016: between 1.4% and 4.2%).

(c)	Workers' profit sharing -
In accordance with Peruvian legislation, the Company maintains an employee profit sharing plan equal to 8% of annual taxable income. Distributions to employees under the plan are based 50% on the number of days that each employee worked during the preceding year and 50% on proportionate annual salary levels.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of provisions [Line Items]
Disclosure of provisions [text block]
12.	Provisions

This item is made up as follows:

	December 31,	December 31,
	2017	2016
	US$(000)	US$(000)

Current:
Provisions related to services and freight not invoiced	14,513	11,231
Provision for social commitments (a)	2,767	11,722
Provision for legal contingencies	1,232	1,505
Provision for remediation and mine closure (b)	690	-

Total current	19,202	24,458

Non–current:
Provision for remediation and mine closure (b)	156,169	153,313
Provision for royalties and mining tax (c)	148,530	-
Provision for interest (d)	18,270	-
Other long-term liabilities (e)	15,889	7,249
Provision for social commitments (a)	8,229	4,060

Total non-current	347,087	164,622

(a)	The provision for social commitments as of December 31, 2017, is associated with an irrigation project in La Joya (US$5.5 million) and repaving Alata-Congata Road (US$5.5 million).

(b)
The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.

On October 14, 2003, Law N° 28090 was enacted, which regulates the commitments and procedures that entities involved in mining activities must follow in order to prepare, file and implement a mine site closing plan, as well as the respective environmental guarantees that assure compliance with the plan in accordance with protection, conservation and restoration of the environment. On August 15, 2005, the regulations regarding this law were approved.

During 2006, in compliance with the mentioned law, the Company completed the closure plans for its mine site, and presented it to the Ministry of Energy and Mines. On October 5, 2009, the Ministry of Energy and Mines issued Resolution No 302-2009 MEM-AAA, approving the Company’s mine closure plan. As of December 31, 2017, pursuant to legal requirements, the Company has issued letters of credit to the Ministry of Energy and Mines totaling US$35.5 million to secure mine closure plans.

The estimate of remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

The table below presents the changes in the provision for remediation and mine closure:

	2017	2016
	US$(000)	US$(000)

Beginning balance	153,313	161,270
Accretion expense	4,595	4,391
Changes in estimates, note 8	(3,710)	(16,091)
Additions, note 8	2,661	3,743

Final balance	156,859	153,313

As of December 31, 2017, the Company’s provision for remediation and mine closure was US$156.9 million (reflecting the future value of the provision for remediation and mine closure of US$374.4 million, discounted using an annual risk-free rate of 2.73%). As of December 31, 2016, the Company’s provision for remediation and mine closure was US $153.3 million (reflecting the future value of the provision for remediation and mine closure of US $368.8 million, discounted using an annual risk-free rate of 2.97%). The Company considers this liability sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines (MEM).

As of December 31, 2017, changes in estimates (US$3.7 million) are mainly due to changes in the escalation ratio.

(c)
Represents the non-current portion of disputed mining royalties for the period December 2006 through September 2011 of US$127.5 million, net asset tax (ITAN) for the years 2010, 2011 and 2013 of US$19.6 million, penalties of royalties for the period December 2006 to 2008 of US$1.4 million (see Note 18(a)).

(d)	Represent the non-current portion of interest and interest on penalties associated with the installment program of mining royalties for the period December 2006 through the year 2008 (see Note 14(d)).

(e)	Represents prior year SUNAT assessments related to income and non-income tax contingencies in which the Company expects to obtain an unfavorable result of US$11.4 million.